Annual Fund Operating Expenses	0 Months Ended
	Dec. 01, 2012
(WFA Core Bond Fund - Class R4) | (Wells Fargo Advantage Core Bond Fund) | Class R4
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.62%	[2]
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[3]
(WFA Core Bond Fund - Class R6) | (Wells Fargo Advantage Core Bond Fund) | Class R6
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.47%	[2]
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[3]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.47%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.48%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R4
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R4
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R4
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R4
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[4]
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R4
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	3.39%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	3.91%
Fee Waiver	(3.39%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[4]
(WFA International Bond Fund - Class R6) | (Wells Fargo Advantage International Bond) | Class R6
Operating Expenses:
Management Fees	0.52%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[5]
(WFA Short Duration Government Bond Fund - Class R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.38%	[6]

[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.37% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.